Income Tax (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward
Startup/Organization Expenses	838,918	412,939
Total deferred tax assets	838,918	412,939
Valuation allowance	(838,918)	(412,939)
Deferred tax assets, net of allowance